UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                -------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Fundamental LLC
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Member
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          August 14, 2007
---------------------------  -------------------------    ---------------
    [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            -------------------

Form 13F Information Table Entry Total:              79
                                            ------------------

Form 13F Information Table Value Total:              $68,394
                                            ------------------
                                               (thousands)


List of Other Included Managers:

                                      NONE











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

                                                       SC FUNDAMENTAL LLC
                                                            FORM 13F
                                                 FOR QUARTER ENDED JUNE 30, 2007

                                                                                      ITEM 6:                             ITEM 8:
                                              ITEM 4:     ITEM 5:           INVESTMENT DISCRETION      ITEM 7:     VOTING AUTHORITY
                         ITEM 2:  ITEM 3:     Fair       Shares or               (b)Shares     (c)   Managers          SHARES
     ITEM 1:            Title of  Cusip       Market     Principal          (a)  as Defined   Shared    See        (a)    (b)    (c)
 Name of Issuer          Class    Number      Value       Amount           Sole  in Instr. V  Other  Instr. V     Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
3DFX Interactive Inc     Common   88553X103     28,215     57,000 SH       57,000     --        --      --        57,000   --     --
Ambase Corp.             Common   023164106    119,421    256,819 SH      256,819     --        --      --       256,819   --     --
Arcade Acquisition
 Corp.                   Common   038798104    210,045     28,500 SH       28,500     --        --      --        28,500   --     --
Arizona Star
 Resources Corp          Common   04059G106  2,280,391    208,636 SH      208,636     --        --      --       208,636   --     --
ATS Automation
 Tooling Sys             Common   001940105  1,175,796    142,500 SH      142,500     --        --      --       142,500   --     --
Auto Data Network Inc    Common   05270Q104     47,880    136,800 SH      136,800     --        --      --       136,800   --     --
Berkeley Tech Inc.       Sponsored
                          ADR     08437M107    252,588    315,735 SH      315,735     --        --      --       315,735   --     --
C1 Energy Ltd            Common   12617Y105    229,109  1,251,640 SH    1,251,640     --        --      --     1,251,640   --     --
Cadus Pharmaceutical
 Corp                    Common   127639102    581,755    316,171 SH      316,171     --        --      --       316,171   --     --
Capital Gold Corp        Common   14018Y106    593,286  1,637,010 SH    1,637,010     --        --      --     1,637,010   --     --
Capital Gold Corp        Common   14018Y106     11,365    250,000 War-
                                                                  rants   250,000     --        --      --       250,000   --     --
Capital Southwest
 Corporation             Common   140501107  3,398,403     21,814 SH       21,814     --        --      --        21,814   --     --
Central Securities
 Corp                    Common   155123102    869,989     29,948 SH       29,948     --        --      --        29,948   --     --
CGX Energy Inc           Common   125405100    341,624    289,980 SH      289,980     --        --      --       289,980   --     --
Chaus Bernard            Units    162510200    242,393    299,250 SH      299,250     --        --      --       299,250   --     --
Chief Consolidated
 Mining Co.              Common   168628105     28,882    288,820 SH      288,820     --        --      --       288,820   --     --
China Healthcare
 Acquisition             Common   16939Q104    264,537     48,450 SH       48,450     --        --      --        48,450   --     --
Churchill Ventures
 Ltd                     Common   17157P109    272,531     35,625 SH       35,625     --        --      --        35,625   --     --
Churchill Ventures
 Ltd                     Common   17157P117     13,105     13,105 War-
                                                                  rants    13,105     --        --      --        13,105   --     --
Cinch Energy             Common   17185X108    161,861    142,505 SH      142,505     --        --      --       142,505   --     --
Claude Resources Inc     Common   182873109    996,539    712,492 SH      712,492     --        --      --       712,492   --     --
Coalcorp Mining Inc      Common   190135103     31,690     41,429 War-
                                                                  rants    41,429     --        --      --        41,429   --     --
Coalcorp Mining Inc      Common   190135103    930,589    221,285 SH      221,285     --        --      --       221,285   --     --
Concord Camera Corp      Common   206156200    440,942     96,910 SH       96,910     --        --      --        96,910   --     --
Defiant Resources Corp   Common   24477C107    835,883    491,970 SH      491,970     --        --      --       491,970   --     --
Dekania Corp             Common   24488U104    398,858     42,750 SH       42,750     --        --      --        42,750   --     --
Delphi Financial Group   Common   247131105 22,900,883    547,606 SH      547,606     --        --      --       547,606   --     --
Dualex Energy Int'l      Common   26357W103      4,849     35,625 SH       35,625     --        --      --        35,625   --     --
Dundee Precious
 Metals Inc              Common   265269209    973,802    113,999 SH      113,999     --        --      --       113,999   --     --
Dynabazaar Inc           Common   26779R104    159,600    570,000 SH      570,000     --        --      --       570,000   --     --
ECC Capital Corp         Common   26826M108    981,558  2,886,934 SH    2,886,934     --        --      --     2,886,934   --     --
ECHO Healthcare
 Acquis                  Common   27876C107    309,624     39,900 SH       39,900     --        --      --        39,900   --     --
ESG Re Ltd.              Common   000G312151    12,424    621,180 SH      621,180     --        --      --       621,180   --     --
Excapsa Software Inc     Common   30066E107    944,321  4,115,003 SH    4,115,003     --        --      --     4,115,003   --     --
General Finance Corp     Common   369822101    231,378     29,400 SH       29,400     --        --      --        29,400   --     --
Gold Fields Ltd          Common   38059T106    447,607     28,510 SH       28,510     --        --      --        28,510   --     --
Goldcorp Inc             Common   380956409    675,165     28,500 SH       28,500     --        --      --        28,500   --     --
Good Harbor
 Partners Acq            Common -
                          Class B 382094209     81,264     15,903 SH       15,903     --        --      --        15,903   --     --
Group TMM SA             Sponsored
                          ADR     40051D105    144,929     42,752 SH       42,752     --        --      --        42,752   --     --
Grubb & Ellis Realty
 Advisor                 Common   400096103      7,880      1,368 SH        1,368     --        --      --         1,368   --     --
Heico Corp               Common -
                          Class A 422806208  4,790,488    136,287 SH      136,287     --        --      --       136,287   --     --
Highview Resources
 Ltd                     Common   43123G106     22,545    600,443 SH      600,443     --        --      --       600,443   --     --
Hollinger Inc            Common   43556C606     96,324    131,556 SH      131,556     --        --      --       131,556   --     --
Hyde Park
 Acquisition Corp        Common   448638106    125,685     17,100 SH       17,100     --        --      --        17,100   --     --
Isle Capri Casinos       Common   464592104  1,861,692     77,700 SH       77,700     --        --      --        77,700   --     --
Israel Growth
 Partners Acq.           Common   465090207    158,318     31,350 SH       31,350     --        --      --        31,350   --     --
JK Acquisition Corp      Common   47759H106    198,360     34,200 SH       34,200     --        --      --        34,200   --     --
L S Starrett Co          Common -
                          Class A 855668109    379,096     20,693 SH       20,693     --        --      --        20,693   --     --
Liberty Homes Inc.       Common -
                          Class A 530582204    101,574     25,080 SH       25,080     --        --      --        25,080   --     --
Liberty Homes Inc.       Common -
                          Class B 530582303     46,740     11,400 SH       11,400     --        --      --        11,400   --     --
Limoneira Co             Common   532746104    160,170        570 SH          570     --        --      --           570   --     --
Loon Energy Inc          Common   543921100  1,003,759  1,336,630 SH    1,336,630     --        --      --     1,336,630   --     --
LQ Corp Inc              Common   50213T104     54,150     57,000 SH       57,000     --        --      --        57,000   --     --
MBF Healthcare
 Acquisition Corp        Units    552650202    189,240     22,800 SH       22,800     --        --      --        22,800   --     --
Mcrae Industries         Common   582757209    155,582     11,742 SH       11,742     --        --      --        11,742   --     --
MDU Communication
 Int'l Inc               Common   582828109  1,416,640  1,591,730 SH    1,591,730     --        --      --     1,591,730   --     --
Medoro Resources Ltd     Common   58503R209    138,274    147,304 SH      147,304     --        --      --       147,304   --     --
Middle Kingdon Allian    Common -
                          Class B 595750126      5,445      7,165 War-
                                                                  rants     7,165     --        --      --         7,165   --     --
Middle Kingdon Allian    Common -
                          Class B 595750407  1,217,948    156,750 SH      156,750     --        --      --       156,750   --     --
Molex Inc                Common -
                          Class A 608554200  2,111,920     79,545 SH       79,545     --        --      --        79,545   --     --
Nevsun Resources Ltd     Common   64156L101    163,635     65,534 SH       65,534     --        --      --        65,534   --     --
Next Inc.                Common   65336T104     44,414    138,795 SH      138,795     --        --      --       138,795   --     --

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



Oakwood Homes            Common   674098207        496     29,184 SH       29,184     --        --      --        29,184   --     --
Pantheon China
 Acquisition             Common   698659109    314,640     57,000 SH       57,000     --        --      --        57,000   --     --
Petrofalcon Corp         Common   716474101    971,135  1,567,500 SH    1,567,500     --        --      --     1,567,500   --     --
Quanta Capital
 Holdings                Common   B0147K9 US 3,923,431  1,634,763 SH    1,634,763     --        --      --     1,634,763   --     --
Renaissance Acq          Common   75966C305    957,600    171,000 SH      171,000     --        --      --       171,000   --     --
Rolling Thunder
 Expl Ltd                Common -
                          Class A 77570Y103    102,823    107,390 SH      107,390     --        --      --       107,390   --     --
Shermen WSC
 Acquisition             Units    824197206    271,035     42,750 SH       42,750     --        --      --        42,750   --     --
Silk Road Resources      Common   827101106    114,717     91,200 SH       91,200     --        --      --        91,200   --     --
Silverwing Energy Inc.   Common   83149P102      4,413     21,370 SH       21,370     --        --      --        21,370   --     --
Simon Worldwide Inc.     Common   828815100     76,950    171,000 SH      171,000     --        --      --       171,000   --     --
Sunridge Gold Corp       Common   86769Q102    664,592    350,490 SH      350,490     --        --      --       350,490   --     --
Tailwind Financial Inc   Common   874023104    629,793     82,650 SH       82,650     --        --      --        82,650   --     --
Transworld Corp          Common   89336R207  1,156,768    335,295 SH      335,295     --        --      --       335,295   --     --
Truestar Petroleum
 Corp                    Common   897867107     10,136    119,975 SH      119,975     --        --      --       119,975   --     --
Tusk Energy              Common   900891102     20,240     10,890 SH       10,890     --        --      --        10,890   --     --
Victory Acquisition
 Corp                    Common   92644D100    537,510     57,000 SH       57,000     --        --      --        57,000   --     --
Westmoreland Coal Co     Common   960878106  1,562,940     57,000 SH       57,000     --        --      --        57,000   --     --












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